Classification by categories of financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classification by categories of financial liabilities [Line Items]
Deposits	₩ 249,419,224	₩ 235,137,958
Trading liabilities	1,848,490	1,976,760
Financial liabilities designated at fair value through profit or loss	8,297,609	9,233,642
Derivative liabilities	3,487,661	3,528,244
Borrowings	27,586,610	25,294,241
Debt securities issued	51,340,821	44,326,785
Other	20,205,312	16,848,941
Financial liabilities, Total	362,185,727	336,346,571
Trading liabilities
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Trading liabilities	1,848,490	1,976,760
Financial liabilities designated at fair value through profit or loss	0	0
Derivative liabilities	2,804,834	3,074,814
Borrowings	0	0
Debt securities issued	0	0
Other	0	0
Financial liabilities, Total	4,653,324	5,051,574
Financial liabilities designated at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	8,297,609	9,233,642
Derivative liabilities	0	0
Borrowings	0	0
Debt securities issued	0	0
Other	0	0
Financial liabilities, Total	8,297,609	9,233,642
Financial liabilities measured at amortized cost
Classification by categories of financial liabilities [Line Items]
Deposits	249,419,224	235,137,958
Trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Derivative liabilities	0	0
Borrowings	27,586,610	25,294,241
Debt securities issued	51,340,821	44,326,785
Other	20,205,312	16,848,941
Financial liabilities, Total	348,551,967	321,607,925
Derivative instruments held for hedging
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Derivative liabilities	682,827	453,430
Borrowings	0	0
Debt securities issued	0	0
Other	0	0
Financial liabilities, Total	₩ 682,827	₩ 453,430